ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
ASSETS
Current assets, US GAAP	$ 960,539		$ 960,539		$ 874,332
Current assets, Adjustments			5,311
Current assets, IFRS	965,850		965,850
Property and equipment, net, US GAAP	648,413		648,413		635,124
Property and equipment, net, Adjustments
Property and equipment, net, IFRS	648,413		648,413
Long-term assets, US GAAP	153,671		153,671
Long-term assets, Adjustments			(7,000)
Long-term assets, IFRS	146,671		146,671
Total assets, US GAAP	1,762,623		1,762,623		1,673,639
Total assets, Adjustments			(1,689)
Total assets, IFRS	1,760,934		1,760,934
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities, US GAAP	312,541		312,541		302,373
Current liabilities, Adjustments			5,496
Current liabilities, IFRS	318,037		318,037
Long-term liabilities, US GAAP	349,407		349,407
Long-term liabilities, Adjustments			(1,715)
Long-term liabilities, IFRS	347,692		347,692
Total liabilities, US GAAP	661,948		661,948		643,933
Total liabilities, Adjustments			3,781
Total liabilities, IFRS	665,729		665,729
TOTAL EQUITY, US GAAP	1,100,675	$ 1,029,706	1,100,675	$ 1,029,706	1,029,706
TOTAL EQUITY, Adjustments			(5,470)
TOTAL EQUITY, IFRS	1,095,205		1,095,205		1,023,858
Total liabilities and shareholders' equity, US GAAP	1,762,623		1,762,623		1,673,639
Total liabilities and shareholders' equity, Adjustments			(1,689)
Total liabilities and shareholders' equity, IFRS	1,760,934		1,760,934
Condensed Interim Consolidated Statement of Operations in Accordance with IFRS
OPERATING PROFIT, US GAAP	44,240	57,391	76,145	110,154
OPERATING PROFIT, Adjustments			(365)
OPERATING PROFIT, IFRS			75,780
Financing expense, net, US GAAP	(7,031)	(3,123)	(10,822)	(7,352)
Financing expense, net, Adjustments			52
Financing expense, net, IFRS			(10,770)
Other income, net, US GAAP	1,578	142	1,600	653
Other income, net, Adjustments
Other income, net, IFRS			1,600
Profit before income tax, US GAAP	38,787	54,410	66,923	103,455
Profit before income tax, Adjustments			(313)
Profit before income tax, IFRS			66,610
Income tax expense, US GAAP	(2,778)	(2,683)	(3,733)	(4,682)
Income tax expense, Adjustments
Income tax expense, IFRS			(3,733)
NET PROFIT, US GAAP	36,009	51,727	63,190	98,773
NET PROFIT, Adjustments			(313)
NET PROFIT, IFRS			62,877
Net income attributable to the non-controlling interest, US GAAP	1,733	(1,710)	670	(3,247)
Net income attributable to the non-controlling interest, Adjustments
Net income attributable to the non-controlling interest, IFRS			670
NET PROFIT ATTRIBUTABLE TO THE COMPANY, US GAAP	37,742	50,017	63,860	95,526
NET PROFIT ATTRIBUTABLE TO THE COMPANY, Adjustments			(313)
NET PROFIT ATTRIBUTABLE TO THE COMPANY, IFRS			63,547	95,420
Reconciliation of Net Profit from US GAAP to IFRS:
Net profit in accordance with US GAAP	37,742	50,017	63,860	95,526
Financial Instruments			52	52
Pension plans			(743)	(314)
Termination Benefits			378	156
Net profit in accordance with IFRS			63,547	95,420
Reconciliation of Shareholders' Equity from US GAAP to IFRS:
Shareholders' equity in accordance with US GAAP	1,100,675	$ 1,029,706	1,100,675	$ 1,029,706	1,029,706
Financial Instruments			(185)		(185)
Termination Benefits			1,715		1,337
Goodwill			(7,000)		(7,000)
Shareholders' equity in accordance with IFRS	$ 1,095,205		$ 1,095,205		$ 1,023,858